SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
Disclosure of information about consolidated entities	These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes non-controlling interests. Intercompany assets and liabilities, equity, income, expenses, and cash flows between the Company and its subsidiaries are eliminated on consolidation.

The principal subsidiaries of the Company and the Company's ownership interest in these subsidiaries are as follows:

Legal Entity	Mine/Project Location	December 31, 2021	December 31, 2020	Mining properties and projects owned
Minera Meridian Ltda.	Chile	100.00%	100.00%	El Peñón mine
Jacobina Mineração e Comércio Ltda.	Brazil	100.00%	100.00%	Jacobina mine
Estelar Resources S.A.(i)	Argentina	100.00%	100.00%	Cerro Moro mine
Minera Florida Ltda.	Chile	100.00%	100.00%	Minera Florida mine
Minera Agua Rica Alumbrera Ltd.	Argentina	56.25%	56.25%	MARA project
Yamana Gold Quebec Inc.(ii)	Canada	100.00%	See (b) below	Wasamac project
Suyai del Sur S.A.U.	Argentina	100.00%	100.00%	Suyai project
Agua De La Falda S.A.	Chile	56.70%	56.70%	Jeronimo project

Disclosure of interests in joint arrangements
These consolidated financial statements also include the following joint arrangement and investments in associates:

Associates and joint arrangements	Location	December 31, 2021	December 31, 2020	Classification and accounting method	Mining properties and projects owned
Canadian Malartic	Canada	50.00%	50.00%	Joint operation, consolidate Yamana's share	Canadian Malartic mine
Nomad Royalty Company(i)	Canada	7.72%	7.75%	Associate, equity method (now financial asset at FVOCI)	Portfolio of royalty interests
Monarch Gold Corporation(ii)	Canada	See (a) above	6.92%	Associate, equity method (now subsidiary, see above)	Wasamac project and other exploration properties located in Quebec
(i)     During the second quarter of 2021, Yamana concluded that it ceased to have significant influence over its investee, Nomad Royalty Company ("Nomad"), due to no longer having representation on Nomad's board of directors, and therefore, discontinued accounting for the investment using the equity method. The investment is now accounted for as a financial asset at FVOCI. Refer to Note 6 for further details.
(ii)    Upon completion of the Monarch Gold plan of arrangement, Monarch Gold became a subsidiary of the Company, and therefore, the Company discontinued accounting for the investment using the equity method. Refer to discussion on the Monarch Gold transaction under (a) above.

Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

	Land, building, plant & equipment	Operating mine mineral interests(iv)(v)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2021	$1,912.4	$7,294.1	$3,475.1	$12,681.5
Additions	73.1	257.7	51.6	382.4
Reclassifications, transfers and other non-cash movements(ii)	63.3	(19.2)	129.0	173.1
Disposals	(33.0)	(0.1)	(3.5)	(36.6)
At December 31, 2021	$2,015.8	$7,532.5	$3,652.2	$13,200.4
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2021	$(1,258.6)	$(3,965.3)	$(772.7)	$(5,996.7)
DDA	(123.0)	(333.1)	—	(456.1)
Disposals	27.6	—	—	27.6
At December 31, 2021	$(1,354.0)	$(4,298.4)	$(772.7)	$(6,425.2)
Carrying amount, December 31, 2021	$661.8	$3,234.1	$2,879.5	$6,775.2

Amounts included above as at December 31, 2021
Assets under construction(i)	$2.2	$120.5	$131.1	$253.8
Assets not being depreciated	$—	$690.0	$2,879.5	$3,569.5

	Land, building, plant & equipment	Operating mine mineral interests(iv)(v)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2020	$1,868.9	$7,066.6	$2,839.2	$11,774.6
Additions	68.7	187.4	17.8	273.9
Reclassification, transfers and other non-cash movements(ii)	19.4	40.1	681.6	741.1
Reclassified as held for sale and disposals	(44.6)	—	(63.5)	(108.1)
At December 31, 2020	$1,912.4	$7,294.1	$3,475.1	$12,681.5
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2020	$(1,042.6)	$(4,006.3)	$(772.7)	$(5,821.7)
DDA	(139.7)	(264.0)	—	(403.7)
Impairment and impairment reversal(iii)	(114.0)	305.0	—	191.0
Disposals	37.7	—	—	37.7
At December 31, 2020	$(1,258.6)	$(3,965.3)	$(772.7)	$(5,996.7)
Carrying amount, December 31, 2020	$653.8	$3,328.8	$2,702.4	$6,684.8

Amounts included above as at December 31, 2020
Assets not being depreciated	$—	$655.8	$2,702.4	$3,358.2
(i)During 2021, the Company capitalized interest of $0.9 million related to qualifying capital expenditures at its Canadian assets under construction at a weighted average capitalization rate of 3.8%. There was no interest capitalized in 2020.
(ii)Reclassifications, transfers and other non-cash movements includes PPE acquired as part of the acquisition of Monarch Gold Corporation, non-cash additions to PPE and changes in the environmental rehabilitation provision as per Note 29. Also includes non-cash additions acquired as part of the MARA transaction in 2020. Refer to Note 6 for additional details.
(iii)During the year ended December 31, 2020, the Company recognized an impairment charge totalling $369.0 million related to Cerro Moro and an impairment reversal of $560.0 million related to El Peñón. Refer to Note 13 for additional details.
(iv)At December 31, 2021, $495.1 million of E&E assets related to assets in production were included in operating mine mineral interests (December 31, 2020 - $509.6 million). During the year ended December 31, 2020, the Company impaired $15.0 million of such E&E costs at Cerro Moro.
(v)At December 31, 2021, the carrying amount of stripping costs capitalized and included in mining properties was $39.4 million (December 31, 2020: $37.2 million).